UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-261719-08

Central Index Key Number of the issuing entity: 0002027363

Hyundai Auto Receivables Trust 2024-b

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-261719

Central Index Key Number of the depositor: 0001260125

Hyundai ABS Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541028

Hyundai Capital America

(Exact name of sponsor as specified in its charter)

Alisa Jardine
(949) 732-2975
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Index

Exhibit	Document Description
102	Asset Data File (Schedule AL for Upsize Transaction)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Hyundai ABS Funding, LLC (Depositor)

Date: September 17, 2024	By:	/s/ Charley Changmin Yoon
		Name:	Charley Changmin Yoon
		Title:	President and Secretary